United States
          Securities and Exchange Commission
               Washington, D.C.  20549

                                        OMB Number: 3235-0456
                                        Expires:  August 31, 2000
                                        Estimated average burden
                                        hours per response .... 1

                      FORM 24F-2
          Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:  Mosaic Equity Trust, 6411
Mineral Point Drive, Madison, Wisconsin 53705

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]

3.  Investment Company Act File Number: 811-3515
    Securities Act File Number:  2-80805

4(a).  Last day of fiscal year for which this Form is filed:
December 31, 2000

4(b).  [   ] Check box if this Form is being file late (i.e., more than
90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  [   ] Check box if this is the last time the issuer will be
filing this Form.

5.  Calculation of registration fee:

(i)   Aggregate sale price of securities sold during
      the fiscal year pursuant to section 24(f):             $26,689,527

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:        $30,021,083

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:                                  $0

(iv)  Total available redemption credits [add Items
      5(ii) and 5(iii):                                      $30,021,083

(v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i):                    $        0

(vi)  Redemption credits available for use in future years
      -- if Item 5(i) is less than Item 5(iv) [subtract Item
      5(iv) from Item 5(i)]:                     $3,331,556

(vii) Multiplier for determining registration fee (See
      Instruction C.9):                                      x 0.000250

(viii)Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter "0" if no fee is due):                  =$       0

6.  Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
or other units) deducted here:     .  If there is a number of shares or
other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
number here:      .

7.  Interest due - if this Form is being filed more than 90 days after
the end of the issuer's fiscal year (see Instruction D):      $0

8.  Total amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:                                         $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: n/a

Method of Delivery:
     [ ]  Wire Transfer
     [ ]  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* (signature)
                           W. Richard Mason, Secretary

Date: January 30, 2001

*Please print the name and title of the signing officer below the signature.